SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend Distribution

In February 2024, the Company declared a cash distribution of $0.41 per common share in respect of the three months ended December 31, 2023. to common shareholders of record as of March 11, 2024 and the dividends were paid on or around March 18, 2024.

Senior Secured Sustainability Linked Amortizing Term Loan
In February 2024, lender approval was obtained for an amendment of financial covenants including a relaxation of the minimum cash covenant and a reduction in the minimum value clause. The new financial ratios include, but are not limited to, minimum net worth, maximum net debt to total assets and minimum free cash restriction.
$520 million term loan facility
In March 2024, the Company and a group of lenders under the $520 million term loan facility maturing in May 2029, signed an amendment for a $200 million upsize of this facility (on a delayed drawdown basis) in anticipation of the maturity of the two existing sale & leaseback facilities during the first quarter of 2025. The amendment also includes reduction in minimum free cash restriction.